Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2021	May 31, 2021	May 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	655,781,078	393,742,663	0
Common stock, shares outstanding	655,781,078	393,742,663	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	130,000	130,000	130,000
Preferred stock, shares outstanding	130,000	130,000	130,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	820,800	840,000	870,000
Preferred stock, shares outstanding	820,800	840,000	870,000